Fair Value Measurements:	3 Months Ended	12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014
Fair Value Measurements
Fair Value Measurements:

Note G — Fair Value Measurements

We value our derivatives and other financial instruments according to FASB ASC Topic 820, Fair Value Measurements and Disclosures, which defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.

To estimate fair value, the Company utilizes market data or assumptions that market participants would use in pricing the asset or liability, including assumptions about risk and the risks inherent in the inputs to the valuation technique. These inputs can be readily observable, market corroborated or generally unobservable. The guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted market prices in active markets for identical assets or liabilities (“Level 1”) and the lowest priority to unobservable inputs (“Level 3”).

The three levels of the fair value hierarchy are as follows:

•         Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities.

•         Level 2 inputs are quoted prices for similar assets and liabilities in active markets or inputs that are observable for the asset or liability, either directly or indirectly through market corroboration, for substantially the full term of the financial instrument.

•         Level 3 inputs are measured based on prices or valuation models that require inputs that are both significant to the fair value measurement and less observable from objective sources. These inputs may be used with internally developed methodologies or third party broker quotes that result in management’s best estimate of fair value. The Company’s valuation models consider various inputs including (a) quoted forward prices for commodities, (b) time value, (c) volatility factors and (d) current market and contractual prices for the underlying instruments. Significant increases or decreases in any of these inputs in isolation would result in a significantly higher or lower fair value measurement.

Level 3 instruments to which the Company is a party are call option contracts and fixed price swaps related to our natural gas and oil production. At each balance sheet date, the Company performs an analysis of all applicable instruments and includes in Level 3 all of those whose fair value is based on significant unobservable inputs. The fair values derived from counterparties and third-party brokers are verified by the Company using publicly available values for relevant NYMEX futures contracts and exchange traded contracts for each derivative settlement location. Although such counterparty and third-party broker quotes are used to assess the fair value of its commodity derivative instruments, the Company does not have access to the specific assumptions used in its counterparties’ valuation models. Consequently, additional disclosures regarding significant Level 3 unobservable inputs were not provided and the Company does not currently have sufficient corroborating market evidence to support classifying these contracts as Level 2 instruments.

As required, financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels. The determination of the fair values below incorporates various factors, including the impact of the counterparty’s non-performance risk with respect to the Company’s financial assets and the Company’s non-performance risk with respect to the Company’s financial liabilities. The Company has not elected to offset the fair value amounts recognized for derivative instruments executed with the same counterparty, but reports them gross on its consolidated balance sheets. Transfers between levels are recognized at the end of the reporting period. There were no transfers between levels during the 2013 and 2014 periods.

The following tables set forth by level within the fair value hierarchy the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis as of September 30, 2014:

	Fair value as of September 30, 2014
	Level 1	Level 2	Level 3	Total

Derivative financial instruments -Assets
Derivative financial instruments - Liabilities
Oil and natural gas derivative financial instruments	—	—	25,096,536	25,096,536
Total	$—	$—	$25,096,536	$25,096,536

The fair value guidance, as amended, establishes that every derivative instrument is to be recorded on the balance sheet as either an asset or liability measured at fair value. (See Note H).

Derivative contract balance at June 30, 2014	$33,117,425
Gain on derivative contracts	(7,754,437)
Settlements on derivative contracts	(266,452)
Derivative contract as of September 30, 2014	$25,096,536

The Company estimates the fair value of our oil and natural gas derivative instruments using the income method. The oil and natural gas forward contracts were estimated using counterparties and third party brokers and are verified by the Company using publicly available values for relevant NYMEX and West Texas Intermediate futures contracts.

Note H — Fair Value Measurements:

We value our derivatives and other financial instruments according to FASB ASC Topic 820, Fair Value Measurements and Disclosures, which defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.

To estimate fair value, the Company utilizes market data or assumptions that market participants would use in pricing the asset or liability, including assumptions about risk and the risks inherent in the inputs to the valuation technique. These inputs can be readily observable, market corroborated or generally unobservable. The guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted market prices in active markets for identical assets or liabilities (“Level 1”) and the lowest priority to unobservable inputs (“Level 3”).

The three levels of the fair value hierarchy are as follows:

•         Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities.

•         Level 2 inputs are quoted prices for similar assets and liabilities in active markets or inputs that are observable for the asset or liability, either directly or indirectly through market corroboration, for substantially the full term of the financial instrument.

•         Level 3 inputs are measured based on prices or valuation models that require inputs that are both significant to the fair value measurement and less observable from objective sources. These inputs may be used with internally developed methodologies or third party broker quotes that result in management’s best estimate of fair value. The Company’s valuation models consider various inputs including (a) quoted forward prices for commodities, (b) time value, (c) volatility factors and (d) current market and contractual prices for the underlying instruments. Significant increases or decreases in any of these inputs in isolation would result in a significantly higher or lower fair value measurement.

Level 3 instruments to which the Company is a party are call option contracts and fixed price swaps related to our natural gas and oil production. At each balance sheet date, the Company performs an analysis of all applicable instruments and includes in Level 3 all of those whose fair value is based on significant unobservable inputs. The fair values derived from counterparties and third-party brokers are verified by the Company using publicly available values for relevant NYMEX futures contracts and exchange traded contracts for each derivative settlement location. Although such counterparty and third-party broker quotes are used to assess the fair value of its commodity derivative instruments, the Company does not have access to the specific assumptions used in its counterparties’ valuation models. Consequently, additional disclosures regarding significant Level 3 unobservable inputs were not provided and the Company does not currently have sufficient corroborating market evidence to support classifying these contracts as Level 2 instruments.

As required, financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels. The determination of the fair values below incorporates various factors, including the impact of the counterparty’s non-performance risk with respect to the Company’s financial assets and the Company’s non-performance risk with respect to the Company’s financial liabilities. The Company has not elected to offset the fair value amounts recognized for derivative instruments executed with the same counterparty, but reports them gross on its consolidated balance sheets. Transfers between levels are recognized at the end of the reporting period. There were no transfers between levels during the 2013 and 2014 periods.

The following tables set forth by level within the fair value hierarchy the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis as of June 30, 2014:

	Fair value as of June 30, 2014
	Level 1	Level 2	Level 3	Total

Derivative financial instruments -Assets	$—	$—	$—	$—
Derivative financial instruments - Liabilities
Oil and natural gas derivative financial instruments	—	—	33,117,425	33,117,425
Total	$—	$—	$(33,117,425)	$(33,117,425)

The fair value guidance, as amended, establishes that every derivative instrument is to be recorded on the balance sheet as either an asset or liability measured at fair value. (See Note J).

Derivative contract balance at June 30, 2013	$—
Derivative contract added October 2, 2013	35,091,536
Loss on derivative contracts	3,056,053
Settlements on derivative contracts	(5,030,164)
Derivative contract as of June 30, 2014	$33,117,425

The Company estimates the fair value of our oil and natural gas derivative instruments using the income method. The oil and natural gas forward contracts were estimated using counterparties and third party brokers and are verified by the Company using publicly available values for relevant NYMEX and West Texas Intermediate futures contracts.